Inventories (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories
Finished products & goods for resale	kr 636	kr 641	kr 612
Other	33	48	56
Total inventories	669	689	668
Inventories expensed	5,134	4,732	5,065
Inventory write-downs	kr 25	kr 19	kr 38